Taxation - Summary of Operating Loss Carry Forward (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Taxation
Operating loss carryforwards	¥ 108,601	¥ 112,248
Loss expiring in 2023
Taxation
Operating loss carryforwards	3,238
Loss expiring in 2024
Taxation
Operating loss carryforwards	14,186
Loss expiring in 2025
Taxation
Operating loss carryforwards	18,996
Loss expiring in 2026
Taxation
Operating loss carryforwards	43,579
Loss expiring in 2027
Taxation
Operating loss carryforwards	28,366
Loss expiring in 2028
Taxation
Operating loss carryforwards	47,863
Loss expiring in 2029
Taxation
Operating loss carryforwards	156,879
Loss expiring in 2030
Taxation
Operating loss carryforwards	156,066
Loss expiring in 2031
Taxation
Operating loss carryforwards	207,664
Loss expiring in 2032
Taxation
Operating loss carryforwards	14,027
Operating loss carry forwards
Taxation
Operating loss carryforwards	¥ 690,864